Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,902	$ 1,901
FVOCI securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	1,097	947
Amortized cost securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 805	$ 954